Vanguard Energy Fund

Schedule of Investments (unaudited)
As of April 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)1
United States (59.2%)
Electric Utilities (1.2%)
Avangrid Inc.	1,163,389	59,577
NextEra Energy Inc.	172,922	33,623
		93,200
Energy Equipment & Services (4.5%)
Schlumberger Ltd.	3,834,844	163,671
Halliburton Co.	3,049,495	86,392
* ProPetro Holding Corp.	3,187,887	70,548
Baker Hughes a GE Co. Class A	1,632,154	39,205
		359,816
Gas Utilities (0.0%)
UGI Corp.	71,800	3,914
Multi-Utilities (1.3%)
Sempra Energy	830,630	106,279

Oil, Gas & Consumable Fuels (51.4%)
Integrated Oil & Gas (17.3%)
Exxon Mobil Corp.	8,491,709	681,714
Chevron Corp.	4,937,615	592,810
Occidental Petroleum Corp.	1,922,206	113,180
		1,387,704
Oil & Gas Exploration & Production (24.9%)
Diamondback Energy Inc.	2,647,061	281,621
Pioneer Natural Resources Co.	1,611,566	268,261
EOG Resources Inc.	2,186,011	209,966
Anadarko Petroleum Corp.	2,297,991	167,409
Concho Resources Inc.	1,401,939	161,756
ConocoPhillips	2,045,834	129,133
Noble Energy Inc.	4,297,646	116,294
Cabot Oil & Gas Corp.	4,181,629	108,262
Hess Corp.	1,211,968	77,712
* PDC Energy Inc.	1,727,864	75,145
* WPX Energy Inc.	5,399,794	75,003
Viper Energy Partners LP	1,804,373	60,663
Devon Energy Corp.	1,701,684	54,692
Kosmos Energy Ltd.	7,195,352	48,137
* Magnolia Oil & Gas Corp.	2,338,609	30,823
Marathon Oil Corp.	1,778,543	30,306
*,^ Jagged Peak Energy Inc.	2,099,683	22,194
* SRC Energy Inc.	3,584,901	22,047
EQT Corp.	942,242	19,269
* Parsley Energy Inc. Class A	901,163	17,987
* Callon Petroleum Co.	2,298,442	17,261
Cimarex Energy Co.	18,579	1,276
		1,995,217
Oil & Gas Refining & Marketing (7.3%)
Marathon Petroleum Corp.	4,410,566	268,471

Valero Energy Corp.	2,483,144	225,122
Phillips 66	921,816	86,900
HollyFrontier Corp.	61,522	2,936
		583,429
Oil & Gas Storage & Transportation (1.9%)
Kinder Morgan Inc.	4,596,788	91,338
Targa Resources Corp.	1,520,334	61,041
Williams Cos. Inc.	91,748	2,599
ONEOK Inc.	25,641	1,742
		156,720
		4,123,070
Other (0.3%)
2 Vanguard Energy ETF	253,000	22,570

Semiconductors & Semiconductor Equipment (0.5%)
* First Solar Inc.	643,712	39,608
Total United States		4,748,457
International (36.8%)
Australia (0.1%)
Santos Ltd.	616,394	3,119
Woodside Petroleum Ltd.	46,975	1,171
		4,290
Austria (0.2%)
OMV AG	271,021	14,537

Brazil (1.2%)
Petroleo Brasileiro SA ADR	5,856,137	89,189
Petroleo Brasileiro SA Preference Shares	802,200	5,546
Petroleo Brasileiro SA	399,362	3,052
Petrobras Distribuidora SA	369,900	2,236
		100,023
Canada (7.3%)
Suncor Energy Inc. (New York Shares)	5,667,436	187,025
TransCanada Corp. (New York Shares)	3,739,421	178,595
Encana Corp.	25,146,862	174,268
* Parex Resources Inc.	1,154,067	19,658
Enbridge Inc.	214,727	7,932
Suncor Energy Inc.	159,829	5,271
TransCanada Corp.	76,551	3,654
Cenovus Energy Inc.	364,028	3,608
Canadian Natural Resources Ltd.	90,943	2,730
Pembina Pipeline Corp.	9,894	354
		583,095
China (2.0%)
CNOOC Ltd. ADR	588,710	106,957
China Petroleum & Chemical Corp. ADR	463,452	35,565
CNOOC Ltd.	3,402,717	6,181
China Petroleum & Chemical Corp.	6,003,600	4,615
PetroChina Co. Ltd.	6,110,000	3,873
Kunlun Energy Co. Ltd.	2,284,000	2,416
China Longyuan Power Group Corp. Ltd.	3,259,000	2,247
CIMC Enric Holdings Ltd.	244,000	238
		162,092

Colombia (0.0%)
Ecopetrol SA ADR	131,547	2,432

Denmark (0.1%)
Vestas Wind Systems A/S	49,988	4,523

Finland (0.0%)
Neste Oyj	114,672	3,790

France (4.9%)
TOTAL SA ADR	6,692,147	372,552
TOTAL SA	300,559	16,708
		389,260
Germany (0.4%)
E.ON SE	2,616,226	28,129

Greece (0.1%)
Motor Oil Hellas Corinth Refineries SA	89,362	2,279
Hellenic Petroleum SA	190,633	1,768
		4,047
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	223,936	2,579

India (2.3%)
Reliance Industries Ltd.	5,866,887	117,534
Power Grid Corp. of India Ltd.	25,106,249	67,332
Hindustan Petroleum Corp. Ltd.	590,426	2,483
		187,349
Israel (0.0%)
* Oil Refineries Ltd.	4,457,466	2,190
Paz Oil Co. Ltd.	8,939	1,303
		3,493
Italy (2.5%)
Eni SPA ADR	3,973,085	134,807
Tenaris SA ADR	2,044,577	56,716
Eni SPA	466,698	7,953
		199,476
Japan (0.7%)
Inpex Corp.	5,205,579	50,644
^ Cosmo Energy Holdings Co. Ltd.	100,000	2,065
Japan Petroleum Exploration Co. Ltd.	18,800	408
Idemitsu Kosan Co. Ltd.	11,193	364
JXTG Holdings Inc.	64,000	311
		53,792
Norway (0.6%)
Equinor ASA ADR	1,869,902	41,493
Equinor ASA	227,755	5,077
Aker BP ASA	70,900	2,340
		48,910
Poland (0.0%)
Grupa Lotos SA	104,705	2,282
Polskie Gornictwo Naftowe i Gazownictwo SA	120,465	183
		2,465

Russia (3.4%)
Lukoil PJSC ADR	2,261,645	192,029
Rosneft Oil Co. PJSC GDR	7,540,281	50,244
Gazprom PJSC ADR	2,058,782	10,293
Gazprom PJSC	2,370,594	6,024
Rosneft Oil Co. PJSC	500,900	3,325
Tatneft PJSC ADR	39,907	2,810
AK Transneft OAO Preference Shares	996	2,591
Surgutneftegas OAO Preference Shares	4,227,900	2,563
LUKOIL PJSC	23,865	2,037
Tatneft PJSC	155,950	1,827
Novatek PJSC GDR	2,457	474
Surgutneftegas PJSC	976,900	371
		274,588
South Korea (0.0%)
GS Holdings Corp.	45,741	2,039

Spain (1.3%)
* Iberdrola SA	5,796,911	52,679
* Repsol SA	2,799,746	47,508
		100,187
Sweden (0.5%)
Lundin Petroleum AB	1,302,733	42,425

Thailand (0.1%)
PTT Exploration & Production PCL (Foreign)	682,500	2,852
PTT PCL (Foreign)	703,000	1,073
		3,925
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS	97,263	2,012
KOC Holding AS	662,596	1,801
		3,813
United Kingdom (9.1%)
Royal Dutch Shell plc ADR	5,286,945	335,880
BP plc ADR	7,568,672	330,978
BP plc	2,974,754	21,632
Royal Dutch Shell plc Class B	501,600	16,188
Royal Dutch Shell plc Class A	381,491	12,140
Royal Dutch Shell plc Class A (XLON)	294,068	9,369
Petrofac Ltd.	308,868	1,783
		727,970
Total International		2,949,229
Total Common Stocks (Cost $4,959,659)		7,697,686

		Coupon
Temporary Cash Investments (4.4%)1
Money Market Fund (1.2%)
3,4 Vanguard Market Liquidity Fund		2.545%		961,942	96,204

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (3.1%)
	RBS Securities, Inc. 2.720%, 5/1/19 (Dated 4/30/19, Repurchase Value $131,510,000, collateralized by U.S. Treasury Note/Bond 0.125%-2.000%, 1/15/23-2/15/45, with a value of $134,130,000)

				131,500	131,500
	Societe Generale 2.750%, 5/1/19 (Dated 4/30/19, Repurchase Value $116,209,000, collateralized by U.S. Treasury Note/Bond, 2.750%-2.875%, 7/31/23-5/15/28, with a value of $118,524,000)

				116,200	116,200
					247,700
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.479%	5/9/19	3,500	3,498
5	United States Treasury Bill	2.411%	5/23/19	200	200
	United States Treasury Bill	2.401%	7/18/19	3,500	3,482
					7,180
Total Temporary Cash Investments (Cost $351,083)					351,084
Total Investments (100.4%) (Cost $5,310,742)					8,048,770
Other Assets and Liabilities-Net (-0.4%)4,5					(30,124)
Net Assets (100%)					8,018,646

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,329,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 3.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,482,000 of collateral received for securities on loan.
5 Securities with a value of $3,698,000 and cash of $947,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	671	98,922	1,261

Energy Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin

Energy Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	4,748,457	—	—
Common Stocks—International	2,100,498	848,731	—
Temporary Cash Investments	96,204	254,880	—
Futures Contracts—Assets[1]	188	—	—
Total	6,945,347	1,103,611	—
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Energy ETF	49,789	—	29,517	(6,194)	8,492	386	—	22,570
Vanguard Market
Liquidity Fund	46,365	NA1	NA1	21	(5)	485	—	96,204
Total	96,154			(6,173)	8,487	871	—	118,774
1 Not applicable—purchases and sales are for temporary cash investment purposes.